Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP CASH RESERVE
Entity Central Index Key	0000230173
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000162386 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Ultrashort Fund(formerly, Delaware Investments Ultrashort Fund)
Class Name	Institutional Class
Trading Symbol	DULTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie Ultrashort Fund (Fund) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$20	0.40%
^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 135,940,434
Holdings Count | Holding	70	[2]
Advisory Fees Paid, Amount	$ 71,416
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of September 30, 2025)
Fund net assets	$135,940,434
Total number of portfolio holdings*	70
Total advisory fees paid (during reporting period)	$71,416
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of September 30, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Non-Agency Asset-Backed Securities	47.62%
Commercial Papers	27.97%
Agency Commercial Mortgage-Backed Securities	8.70%
Corporate Bonds	6.60%
Non-Agency Collateralized Mortgage Obligations	2.55%
Collateralized Loan Obligations	0.28%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.